Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Government Grants [Abstract]
Deferred government grants	$ 2,170	$ 2,334
Current	304	283
Non-current	$ 1,866	$ 2,051